Annual Fund Operating Expenses - Investor - Vanguard Emerging Markets Stock Index Fund - Investor Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.29%